Note 18 - Commitments and Guarantees (Details Textual) $ in Thousands	3 Months Ended
	Jun. 30, 2018 CAD ($)	Mar. 31, 2018 CAD ($)
Credit facility [member]
Statement Line Items [Line Items]
Borrowings, letters of credit	$ 103,900	$ 113,400
Surety bond [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	$ 58,600
Bottom of range [member]
Statement Line Items [Line Items]
Leasing period	1
Top of range [member]
Statement Line Items [Line Items]
Leasing period	8